Prepayments	12 Months Ended
Dec. 31, 2022
Prepaid Expense, Current [Abstract]
Prepayments	4. Prepayments

	As of December 31,
	2021	2022
	RMB	RMB
Prepayments – inventories and processing fee	369,183,083	64,813,532
Prepayments – others	3,172,046	6,500,722
Prepayments	372,355,129	71,314,254